Earnings per common share - € / shares shares in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [Abstract]
Basic	[1]	€ 0.07	€ 0.73	€ 0.73	€ 1.25
Diluted	[1]	€ 0.07	€ 0.72	€ 0.72	€ 1.22
Number of shares in million [Abstract]
Denominator for basic earnings per share, weighted-average shares outstanding		2,079.0	2,080.7	2,073.0	2,086.5
Denominator for diluted earnings per share, adjusted weighted-average shares after assumed conversions		2,108.7	2,115.2	2,109.6	2,128.4

[1]	Earnings were adjusted by € 498 million and € 479 million before tax for the coupons paid on Additional Tier 1 Notes in the second quarter of 2023 and 2022, respectively. The coupons paid on Additional Tier 1 Notes are not attributable to Deutsche Bank shareholders and therefore need to be deducted in the calculation in accordance with IAS 33